Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Revenues
Revenues - third party	$ 169,390,433	$ 95,356,627	$ 61,775,903
Revenues - related party	1,521,566	1,522,546
Total Net Revenues	170,911,999	96,879,173	61,775,903
Operating Expenses:
Cost of revenues	(159,259,496)	(86,404,697)	(56,080,927)
Fulfillment expenses	(3,757,991)	(2,269,768)	(2,122,041)
Marketing expenses	(9,380,401)	(1,027,895)	(722,655)
General and administrative expenses	(5,506,614)	(2,063,997)	(1,145,828)
Total operating expenses	(177,904,502)	(91,766,357)	(60,071,451)
Income (Loss) From Operations	(6,992,503)	5,112,816	1,704,452
Other Income (Expenses), net
Interest expense	(92,257)
Investment income	301,778
Government subsidy income	318,783
Other income (expense), net	(115,393)	6,106	1,266
Other Income, net	412,911	6,106	1,266
Income (Loss) Before Income Taxes	(6,579,592)	5,118,922	1,705,718
Provision (Benefit) for Income Taxes	(190,516)	1,532,230	427,359
Net Income (loss)	$ (6,389,076)	$ 3,586,692	$ 1,278,359
Earnings Per share – Basic and Diluted (in Dollars per share)	$ (0.26)	$ 0.18	$ 0.06
Weighted Average Shares Outstanding – Basic and diluted (in Shares)	24,562,248	20,222,976	20,000,000
Net Income (loss)	$ (6,389,076)	$ 3,586,692	$ 1,278,359
Other Comprehensive income, net of tax
Foreign currency translation gain	671,219	783,406	2,437
Comprehensive Income (Loss)	$ (5,717,857)	$ 4,370,098	$ 1,280,796